Long-term debt (Details 4) (Bilateral letters of credit) - Bilateral letter of credit - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Short-term and Long-term Debt Letters of Credit [Line items]
Letters Of Credit Drawn	CAD 551	CAD 487
Bilateral letter of credit facilities, description	The Company has a series of bilateral letter of credit facility agreements with various banks to support its requirements to post letters of credit in the ordinary course of business
Bilateral letter of credit facilities, maximum borrowing capacity	CAD 575	511
Bilateral letter of credit facilities, collateral	cash or cash equivalents
Minimum term (in months) for which collateral in the form of cash and cash equivalents is pledged for.	P1M
Bilateral letter of credit facilities, expiration date	Apr. 28, 2018
Restricted cash and cash equivalents [Member]
Schedule of Short-term and Long-term Debt Letters of Credit [Line items]
Restricted cash and cash equivalents	CAD 523	CAD 463